Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2013
Basis Of Presentation and General Information (Abstract)
List Of Subsidiaries (Table Text Block)

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC

Capital Product Operating GP LLC	01/16/2007	—	—	—	—

Crude Carriers Corp.(6)	10/29/2009	—	—	09/30/2011	—

Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—

Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006

Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	08/16/2010 04/04/2007	05/17/2006

Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006

Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006

Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006

Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007

Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007

Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007

Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	03/01/2010 05/08/2007	05/08/2007

Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007

Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007

Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007

Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3),(7)	12,000	09/24/2007	01/20/2005

Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008

Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007

Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3),(8)	12,000	04/30/2008	06/02/2005

Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008

Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008

Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4),(10)	51,238	04/07/2009	11/24/2008

Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009

Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006

Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011

Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006

Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander The Great (6),(9)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6),(9)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	149,993	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,393	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (9)	103,773	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (9)	103,773	12/22/2012	06/22/2012
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis	51,604	11/28/2013	—
Anax Container Carrier S.A	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Miltiadis M II Corp.	08/28/2012	-	-	-	-